Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Shares [Member]
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested balance
Weighted average FV per ordinary share on the grant date, Unvested balance
Number of nonvested restricted shares, Granted		166,000
Weighted average FV per ordinary share on the grant date, Granted		$ 5.53
Number of nonvested restricted shares, Vested		(26,500)
Weighted average FV per ordinary share on the grant date. Vested		$ 5.65
Number of nonvested restricted shares, Unvested balance		139,500
Weighted average FV per ordinary share on the grant date, Unvested balance		$ 5.51
Restricted Shares [Member]
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested balance	735,000
Weighted average FV per ordinary share on the grant date, Unvested balance	$ 5.58
Number of nonvested restricted shares, Vested	(20,000)
Weighted average FV per ordinary share on the grant date. Vested	$ 5.55
Restricted Shares [Member] | Restricted Shares [Member]
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Granted	707,000
Weighted average FV per ordinary share on the grant date, Granted	$ 4.49
Number of nonvested restricted shares, Unvested balance	1,422,000
Weighted average FV per ordinary share on the grant date, Unvested balance	$ 4.45